Long-Term Debts (Tables)	6 Months Ended
Mar. 31, 2026
Long-Term Debts [Abstract]
Schedule of Long-Term Debts

As of March 31, 2026 and September 30, 2025, long-term debts consist of the following:

				As of March 31, 2026		As of September 30, 2025
Bank and other financial institution	Annual Interest Rate	Start	End	Long- term	Long- term (current portions)	Long- term	Long- term (current portions)	Pledge
				USD		USD
The Shoko Chukin Bank	1.11%	05/26/2020	04/25/2030	58,687	19,009	73,312	20,437
Mizuho Bank	2.00%	06/01/2021	06/01/2031	80,148	18,858	96,303	20,274
Japan Finance Corporation	1.11%	07/16/2020	06/30/2030	100,453	34,322	125,025	36,899
Japan Finance Corporation	0.46%	06/09/2020	04/20/2030	59,542	19,311	74,393	20,761
Japan Finance Corporation	0.38%	04/23/2021	03/20/2031	25,113	6,946	30,445	7,468
Kiraboshi Bank	0.50%	06/27/2023	05/30/2032	232,588	40,861	270,325	43,928
				556,531	139,307	669,805	149,767

Schedule of Contractual Maturities of the Group’s Long-Term Debts

The contractual maturities of the Group’s long-term debts as of March 31, 2026 were as follows:

Principle amount
Within 1 year	$139,307
1 – 2 years	132,990
2 – 3 years	132,990
3 – 4 years	106,663
4 – 5 years	89,533
Over 5 years	94,355
Total	$695,838